Earnings/(loss) per share - Schedule of calculation of basic and diluted earnings/(loss) per share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 13,183,829	$ 2,588,391
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	(5,118,000)	(1,818,000)
Less: Undistributed earnings allocated to non-vested shares, basic	(967)	(11,654)
Less: Undistributed earnings allocated to non-vested shares, diluted	(967)	(11,654)
Change in fair value of warrants		(523,582)
Net income/(loss) attributable to common shareholders, basic	7,687,779	381,654
Net income/(loss) attributable to common shareholders, diluted	$ 13,182,862	$ (141,928)
Weighted average number of shares outstanding, basic	15,904	131
Weighted average number of shares outstanding, diluted	$ 15,904	$ 131
Weighted average number of shares outstanding, diluted	81,079	1,112
Warrants (Note 8)		$ 981
Effect of dilutive shares	$ 65,175	$ 981
Earnings/(loss) per share, basic	$ 483.39	$ 2,913.39
Earnings/(loss) per share, diluted	$ 162.59	$ (127.62)
Series A Perpetual Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	$ (377,083)	$ (377,083)
Series A Perpetual Convertible Preferred Shares (Note 8)	65,175
Series A Perpetual Convertible Preferred Shares	$ 5,495,083